Note Popular, Inc. (Holding company only) financial information (Statement of Condition) (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and due from banks		$ 363,674	$ 381,095
Money market investments		2,180,092	1,822,386
Trading account securities, at fair value		71,659	138,527
Investment securities available-for-sale, at fair value		6,062,992	5,315,159
Other investment securities, at lower of cost or realizable value		172,248	161,906
Allowance for loan losses		537,111	601,792
Premises and equipment, net		502,611	494,581
Investment in equity investees		212,838	225,625
Assets		35,769,534	33,096,695
LIABILITIES AND STOCKHOLDERS' EQUITY
Notes payable		1,670,309	1,711,828
Other liabilities		1,019,018	1,012,029
Stockholders Equity		5,105,324	4,267,382	$ 4,626,150	$ 4,110,000
Total liabilities and stockholders' equity		35,769,534	33,096,695
Popular, Inc. Holding Co.
Assets
Cash and due from banks		24,298	20,448
Money market investments		262,204	19,747
Trading account securities, at fair value		2,020	1,640
Investment securities available-for-sale, at fair value		216	231
Other investment securities, at lower of cost or realizable value	[1]	9,850	9,850
Investment in BPPR and subsidiaries, at equity		3,598,393	3,389,529
Investment in Popular North America and subsidiaries, at equity		1,687,104	1,221,670
Investment in other non-bank subsidiaries, at equity		253,828	267,667
Advances to subsidiaries		0	53,769
Other loans		1,176	1,717
Allowance for loan losses		3	41
Premises and equipment, net		2,823	2,512
Investment in equity investees		45,262	47,837
Other assets		18,113	20,845
Assets		5,905,284	5,057,421
LIABILITIES AND STOCKHOLDERS' EQUITY
Notes payable		740,812	740,812
Other liabilities		59,148	49,226
Stockholders Equity		5,105,324	4,267,383
Total liabilities and stockholders' equity		$ 5,905,284	$ 5,057,421

[1]	Refer to Note 25 to the consolidated financial statements for information on the statutory trusts.